Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Post Retirement Benefits

	12.31.2019	12.31.2018
Medical benefits plan Brazil	9.0	27.9
Medical benefits plan subsidiaries abroad	2.7	3.8

Post-retirement benefits	11.7	31.7